CONSOLIDATED STATEMENT OF INCOME - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUE	$ 393,692,000	$ 628,907,000	$ 601,161,000
Commodity risk management contracts	8,081,000	(22,523,000)	16,173,000
Production and operating costs	(125,072,000)	(168,964,000)	(174,260,000)
Geological and geophysical expenses	(14,951,000)	(18,593,000)	(13,951,000)
Administrative expenses	(50,315,000)	(60,818,000)	(52,074,000)
Selling expenses	(5,844,000)	(14,113,000)	(4,023,000)
Depreciation	(118,073,000)	(105,532,000)	(92,240,000)
Write-off of unsuccessful exploration efforts	(52,652,000)	(18,290,000)	(26,389,000)
Impairment loss (recognized) reversed for non-financial assets	(133,864,000)	(7,559,000)	4,982,000
Other expenses	(11,665,000)	(1,840,000)	(2,887,000)
OPERATING (LOSS) PROFIT	(110,663,000)	210,675,000	256,492,000
Financial expenses	(64,582,000)	(41,070,000)	(39,321,000)
Financial income	3,166,000	2,360,000	3,059,000
Foreign exchange loss	(13,008,000)	(2,446,000)	(11,323,000)
(LOSS) PROFIT BEFORE INCOME TAX	(185,087,000)	169,519,000	208,907,000
Income tax expense	(47,863,000)	(111,762,000)	(106,240,000)
(LOSS) PROFIT FOR THE YEAR	(232,950,000)	57,757,000	102,667,000
Attributable to:
Owners of the Company	$ (232,950,000)	$ 57,757,000	72,415,000
Non-controlling interest			$ 30,252,000
(Losses) Earnings per share (in US$) for (loss) profit attributable to owners of the Company. Basic	$ (3.84)	$ 0.96	$ 1.19
(Losses) Earnings per share (in US$) for (loss) profit attributable to owners of the Company. Diluted	$ (3.84)	$ 0.92	$ 1.11